SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	$ 406,799	$ 174,384	$ 92,224
Sales and marketing
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	7,368
Service and development
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	89,677
General and administrative expense
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	$ 309,754	$ 174,384	$ 92,224
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years
Minimum | Office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	3 years
Minimum | Vehicle
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	4 years
Maximum | Office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years
Maximum | Vehicle
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years